ACCOUNTS PAYABLE AND OTHER - Accounts Payable and Other (Details) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Current
Accounts payable	$ 4,508	$ 4,099
Accrued and other liabilities	5,616	5,792
Lease liabilities	304	332
Financial liabilities	290	352
Unearned premiums reserve	396	357
Work in progress	1,312	1,175
Provisions and decommissioning liabilities	736	770
Liabilities associated with assets held for sale	474	42
Total current	13,636	12,919
Non-current
Accounts payable	98	90
Accrued and other liabilities	1,589	1,623
Lease liabilities	1,227	1,274
Financial liabilities	2,076	2,141
Insurance liabilities	1,518	1,545
Work in progress	50	49
Provisions and decommissioning liabilities	769	789
Total non-current	7,327	7,511
Bank overdrafts	457	636
Net defined benefit liability	642	642
Current net defined benefit liability	14	20
Non-current net defined benefit liability	628	622
Financial liabilities, sale-leaseback transaction	1,429	1,673
Current financial liabilities, sale-leaseback transaction	64	74
Non-current financial liabilities, sale-leaseback transaction	1,365	$ 1,599
Gain on new financial liability, leased hospitals	$ 208